DISTRIBUTION AND LICENSE AGREEMENTS (Details)			1 Months Ended	12 Months Ended
	Aug. 25, 2014 shares	Jun. 25, 2013 shares	Aug. 31, 2014 shares	Mar. 31, 2015 USD ($) $ / kg shares	Mar. 31, 2014 shares
Warrants issued (shares)		11,029,416		8,076,472	11,323,601
Annual revenue milestone | $				$ 5,000,000
Maximum [Member]
Handling charge, percent of product cost				2.00%
Sales commission charge as percent of product cost				5.00%
Employment Contracts [Member]
Warrants issued (shares)	4,400,000			4,400,000
Warrant vesting terms description	(i) warrants to purchase 800,000 shares of common stock vested immediately at their grant date, (ii) warrants to purchase 2,000,000 shares of common stock have vesting terms ranging from one year to three years, and (iii) warrants to purchase 1,600,000 shares of common stock vest upon achievement of certain milestones under the distribution agreement
Employment Contracts [Member] | Share-based Compensation Award, Tranche One [Member]
Warrants issued (shares)	800,000
Warrant vesting terms description	vested immediately at their grant date
Employment Contracts [Member] | Share-based Compensation Award, Tranche Two [Member]
Warrants issued (shares)	2,000,000
Employment Contracts [Member] | Share-based Compensation Award, Tranche Three [Member]
Warrants issued (shares)	1,600,000
Employment Contracts [Member] | Warrant [Member] | Share-based Compensation Award, Tranche One [Member]
Number of warrants or shares vested			800,000
Employment Contracts [Member] | Warrant [Member] | Share-based Compensation Award, Tranche Two [Member]
Number of warrants or shares vested				2,000,000
Employment Contracts [Member] | Warrant [Member] | Share-based Compensation Award, Tranche Three [Member]
Number of warrants or shares vested				1,600,000
Employment Contracts [Member] | Restricted Stock [Member]
Stock-based compensation, shares issued during period				2,400,000
Employment Contracts [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche One [Member]
Number of warrants or shares vested			400,000
Employment Contracts [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche Two [Member]
Number of warrants or shares vested				1,000,000
Employment Contracts [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche Three [Member]
Stock-based compensation, shares issued during period				1,000,000
Employment Contracts [Member] | Minimum [Member] | Share-based Compensation Award, Tranche Two [Member]
Vesting period of options or warrants granted				1 year
Employment Contracts [Member] | Maximum [Member] | Share-based Compensation Award, Tranche Two [Member]
Vesting period of options or warrants granted				3 years
Licensing Agreements [Member] | Scenario, Forecast [Member]
Minimum financing to be obtained pursuant to license agreement | $				$ 2,550,000
Maximum required payments upon completion of milestones | $				$ 700,000
Licensing Agreements [Member] | Minimum [Member] | Scenario, Forecast [Member]
Royalty payments required pursuant to licensing agreement (dollars per kilogram) | $ / kg				1.00
Licensing Agreements [Member] | Maximum [Member] | Scenario, Forecast [Member]
Royalty payments required pursuant to licensing agreement (dollars per kilogram) | $ / kg				2.00